Other Assets - Other Assets Disclosure (Parenthetical) (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 INR (₨)
Other Assets Disclosure [Line Items]
Other assets	[1]	₨ 709,095.4	₨ 546,542.0	$ 8,300.3
Unrealized gain/(loss) recognized in non-interest revenue–other, net		(159.3)	11,759.4
Deferred policy acquistion costs		148,175.6	60,531.9	$ 1,734.5	$ 708.6	₨ 0.0
Other Assets
Other Assets Disclosure [Line Items]
Reinsurance assets		104,321.2	105,661.6
Deferred policy acquistion costs		148,175.6	60,531.9
Equity securities
Other Assets Disclosure [Line Items]
Other assets		381,931.6	317,593.5
Equity securities | Non Marketable Equity Securities [Member]
Other Assets Disclosure [Line Items]
Other assets		₨ 18,558.0	₨ 14,646.7

[1]	Others include equity securities and affiliates with carrying value amounting to Rs. 317,593.5 million and Rs. 381,931.6 million as of March 31, 2024 and March 31, 2025, respectively. Equity securities include non-marketable equity securities carried at cost of Rs. 14,646.7 million and Rs. 18,558.0 million as of March 31, 2024 and March 31, 2025, respectively. Unrealized gain/(loss) recognized in non-interest revenue–other, net amount to Rs. 11,759.4 million and Rs. (159.3) million for the fiscal years ended March 31, 2024 and March 31, 2025, respectively. Further, Others also includes reinsurance assets amounting to Rs. 105,661.6 million and Rs. 104,321.2 million and deferred acquisition assets amounting to Rs. 60,531.9 million and Rs. 148,175.6 million as of March 31, 2024 and March 31, 2025, respectively.